Property, Manufacturing Facility and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Schedule of property, manufacturing facilities and equipment
We depreciate or amortize the cost of our property, manufacturing facility and equipment using the straight-line method over the estimated useful lives of the respective assets, which are summarized as follows:

Asset Category	Useful Lives
Land	Not depreciated
Buildings	20 years
Plant and Machinery	10 to 15 years
Industrial Equipment	10 years
Furniture and Fixtures	5 to 10 years
Leasehold Improvements	Lesser of the useful life or the term of the respective lease
Internally Developed Software	15 years
Property, manufacturing facility and equipment are recorded at historical cost, net of accumulated depreciation. Property, manufacturing facility and equipment consisted of the following (in thousands):

	As of December 31,
	2012			2013
	Cost	Accumulated Depreciation	Net book value	Cost	Accumulated Depreciation	Net book value
Land and building	€2,686	€1,559	€1,127	€2,851	€1,644	€1,207
Plant and machinery	15,553	11,352	4,201	16,143	12,329	3,814
Industrial equipment	1,765	1,248	517	1,798	1,367	431
Furniture and fixtures	883	571	312	937	628	309
Leasehold improvements	1,310	553	757	1,321	725	596
Internally developed software	750	300	450	765	351	414
Construction in progress	85	—	85	810	—	810
	€23,032	€15,583	€7,449	€24,625	€17,044	€7,581